Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Detail)
EIN
#02-0642224
PLAN NUMBER 007
SCHEDULE H, LINE 4i -
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issuer, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value at December 31, 2025

	Mutual Funds
	Vanguard Institutional Index Plus	Registered investment company	**	$1,197,629
	Vanguard Mid-Cap Index Fund	Registered investment company	**	462,065
	Janus Henderson Balanced Fund Class N	Registered investment company	**	451,384
	American Funds Washington Mutual Investors Class R6	Registered investment company	**	344,326
	Artisan International Value Fund Institutional Class	Registered investment company	**	161,377
	Vanguard Total International Stock Institutional Class	Registered investment company	**	121,416
	Vanguard Total Bond Market Index Fund	Registered investment company	**	81,240
*	Fidelity Government Income Fund	Registered investment company	**#	62,900
	American Funds EuroPacific Growth Class R6	Registered investment company	**	44,753
	Vanguard Small-Cap Index Fund	Registered investment company	**	11,892
*	Fidelity Government Money Market K6	Registered investment company	**	7,403
	Vanguard Cash Reserves Federal Money Market Fund	Registered investment company	**	173

	Total Mutual Funds			2,946,558

	Common/Collective Trusts
*	Fidelity Contrafund Commingled Pool	Common/collective trusts	**	$1,881,071
*	Fidelity Managed Income Portfolio II Class 4	Common/collective trusts	**	1,274,597
	Harbor Capital Appreciation Fund CIT 4	Common/collective trusts	**	1,119,024
	Vanguard Target Retirement 2040 Trust II	Common/collective trusts	**	641,769
	Vanguard Target Retirement 2035 Trust II	Common/collective trusts	**	557,118
	Vanguard Target Retirement 2030 Trust II	Common/collective trusts	**	420,494
	Vanguard Target Retirement 2055 Trust II	Common/collective trusts	**	400,837
	Vanguard Target Retirement 2050 Trust II	Common/collective trusts	**	380,614
	Vanguard Target Retirement Income Trust II	Common/collective trusts	**	354,219
	Vanguard Target Retirement 2045 Trust II	Common/collective trusts	**	305,831
	MFS Mid Cap Growth CIT Class 2W	Common/collective trusts	**	304,593
	Vanguard Target Retirement 2025 Trust II	Common/collective trusts	**	166,634
	PGIM Global Total Return Bond Fund Class R	Common/collective trusts	**	115,302
	Vanguard Target Retirement 2060 Trust II	Common/collective trusts	**	115,265
	Vanguard Target Retirement 2065 Trust II	Common/collective trusts	**	108,991
	Prudential Core Plus Bond Fund Class 3	Common/collective trusts	**	43,178
	Vanguard Target Retirement 2070 Trust II	Common/collective trusts	**	5,017

	Total Common/Collective Trusts			8,194,554

	Employer Securities
*	RPM International Inc.	Company stock	**	633,708

	Total Investments			$11,774,820

*	Participant loans	Loans (4.25% to 9.50%)	—	$437,695

*	Denotes an allowable party in interest

**	Cost is not required to be disclosed for participant-directed investments.